PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2020
Capitalized software	$27,606	$19,326
Computer equipment	749	655
Furniture and office equipment	428	357
Leasehold improvements	233	233
Capitalized software development in process	1,218	4,898
Total property and equipment	30,234	25,469
Less: accumulated depreciation and amortization	(21,360)	(16,313)
Total property and equipment, net	$8,874	$9,156

Depreciation and amortization expense was $4,979 and $3,513 for the years ended December 31, 2021 and 2020, respectively. Capitalized software development costs during the years ended December 31, 2021 and 2020 was $4,600 and $4,898, respectively.